Commitments and Contingencies - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Loss Contingencies [Line Items]
Book value of assets pledged as security	$ 1,168,000,000	$ 1,193,000,000
Insurance coverage deductible amount per vessel	$ 150,000
Lost hire compensation insurance coverage, description	Under the loss of hire policies, the insurer will pay a compensation for the lost hire rate agreed in respect of each Vessel for each day, in excess of 14 deductible days, for the time that the Vessel is out of service as a result of damage, for a maximum of 180 days.
Insurance coverage for pollution, maximum liability per vessel	$ 1,000,000,000
Lost hire compensation insurance coverage, deductible days	14 days
Maximum [Member]
Loss Contingencies [Line Items]
Lost hire compensation insurance coverage, deductible days	180 days